20 Broad Street
New York, NY 10005

Received SEC

OCT 08 2013

Washington, DC 20549

NYSE REGULATION

13003494

October 8, 2013

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Issuer:	Deutsche Bank AG
	Issuer CIK:	0001159508
	SEC File Number:	001-15242
	Form 8-A Date:	10/8/2013

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

Deutsche Bank FI Enhanced Global High Yield Exchange Traded Notes Linked to the MSCI World High Dividend Yield USD Gross Total Return Index

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-5495. Your assistance is greatly appreciated.

Sincerely,

Olivia Monaco

Olivia Monaco
Listing Compliance